UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2019

Date of reporting period:  June 30, 2019

Item 1. Schedule of Investments.

CSC Small Cap Value Fund
Schedule of Investments
June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 84.2%
Consumer Discretionary - 8.5%
Apex Global Brands *	711,429	$291,686
Apex Global Brands * (a)	236,967	80,640
Carrols Restaurant Group *	263,000	2,374,890
E.W. Scripps, Class A	211,650	3,236,129
TEGNA	208,100	3,152,715
Tupperware Brands	100,000	1,903,000
		11,039,060
Consumer Staples - 3.7%
Spectrum Brands Holdings	90,000	4,839,300
Energy - 2.8%
NOW *	250,100	3,691,476
Financial Services - 7.0%
Equity Commonwealth - REIT	30,000	975,600
Hallmark Financial Services *	330,000	4,695,900
INTL FCStone *	87,400	3,460,166
		9,131,666
Health Care - 6.0%
Capital Senior Living *	439,751	2,211,948
Patterson Companies	184,947	4,235,286
Phibro Animal Health	41,900	1,331,163
		7,778,397
Materials & Processing - 12.4%
American Vanguard	190,200	2,930,982
Compass Minerals International	105,800	5,813,710
Mueller Water Products	136,800	1,343,376
UFP Technologies *	146,400	6,091,704
		16,179,772
Producer Durables - 22.8%
Actuant, Class A	155,700	3,862,917
Colfax *	209,300	5,866,679
CSW Industrials	49,914	3,401,639
GP Strategies *	98,912	1,491,593
Heritage-Crystal Clean *	240,000	6,314,400
Macquarie Infrastructure	78,400	3,178,336
Standex International	18,563	1,357,698
Wesco Aircraft Holdings *	381,400	4,233,540
		29,706,802
Technology - 21.0%
Avid Technology *	538,489	4,911,019
Great Elm Capital Group *	500,000	2,150,000
GTT Communications *	127,490	2,243,824
MAM Software Group *	250,859	2,546,219
Millicom International Cellular	110,000	6,145,150
ViaSat *	75,551	6,106,032
Yelp, Inc. *	94,300	3,223,174
		27,325,418
Total Common Stocks
(Cost $91,156,340)		109,691,891

	Par
SUBORDINATED NOTES - 3.9%
Consumer Discretionary - 3.9%
Apex Global Brands
11.27%, (3 month LIBOR + 8.75%), 11/02/2021 (b) (c)
Tota Subordinated Notes
(Cost $4,897,298)	$5,142,857	5,078,571

	Shares
WARRANTS - 0.1%
Consumer Discretionary - 0.1%
Apex Global Brands (expires 08/11/24) * (b)	59,241	14,218
Apex Global Brands (expires 12/07/24) * (b)	177,778	51,555
Total Warrants
(Cost $446,041)		65,773

SHORT-TERM INVESTMENT - 11.8%
The Government TaxAdvantage Portfolio, Institutional Class, 2.16% ^
Total Short-Term Investment
(Cost $15,342,217)	15,342,217	15,342,217

Total Investments - 100.0%
(Cost $111,841,896)		130,178,452
Other Assets and Liabilities, Net - 0.0%		32,462
Total Net Assets - 100.0%		$130,210,914

*	Non-income producing security.
(a)
Security is restricted from resale and considered illiquid. Restricted securities have been fair valued in accordance with procedures approved by the Board of Trustees and have a total fair value of $80,640, which represents 0.1% of net assets. Information concerning the restricted and illiquid security as follows:

	Security	Shares	Date Acquired	Cost Basis
	Apex Global Brands - Common Stock	236,967	8/2017	$828,794

(b)
Security considered illiquid and is categorized in Level 2 of the fair value heirarchy. These Level 2 illiquid securities have a total fair value $5,144,344, which represents 4.0% of total net assets.  Information concerning the illiquid securities is as follows:

	Security	Par/Shares	Dates Acquired	Cost Basis
	Apex Global Brands Notes	$5,142,857	8/2018	$4,897,298
	Apex Global Brands - Warrant (08/11/24)	59,241	8/2017	$171,206
	Apex Global Brands - Warrant (12/07/24)	177,778	12/2017	$274,835

(c)	Variable rate security. The rate shown is the rate in effect as of June 30, 2019.
^	The rate of shown is the annualized seven day effective yield as of June 30, 2019.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes of valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similiar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similiar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securitites as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$109,611,251	$-	$80,640	$109,691,891
Subordinated Notes	-	5,078,571	-	5,078,571
Warrants	-	65,773	-	65,773
Short-Term Investment	15,342,217	-	-	15,342,217
Total Investments in Securities	$124,953,468	$5,144,344	$80,640	$130,178,452

Refer to the Schedule of Investments for further information on the classifications of investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in
Securities
Balance as of September 30, 2018	$145,545
Accrued discounts/ premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation/depreciation	(64,905)
Net sales	-
Transfers into and/or out of Level 3	-
Balance as of June 30, 2019	$80,640
Change in unrealized appreciation/depreciation during the period for Level 3 investments held at as of June 30, 2019	$(64,905)

The Level 3 investments as of June 30, 2019 represented 0.1% of the Fund's net assets. Refer to the Schedule of Investments for further information on the classification of investments.

The following provides information regarding the valuation technique, unobservable input used, and other information related to the fair value of the Level 3 investment as of June 30, 2019:

Security Type	Fair Value as of June 30, 2019	Valuation Technique	Unobservable Input	Range/Weighted Average
Common Stocks	$ 80,640	Consensus pricing	Discount for lack of marketability	17%

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                         Brian R. Wiedmeyer, President

Date   August 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                    Brian R. Wiedmeyer, President

Date   August 27, 2019

By (Signature and Title)  /s/ Benjamin J. Eirich
                                         Benjamin J. Eirich, Treasurer

Date   August 27, 2019